Columbia Asset Allocation Fund
                                 (the "Fund")
                 Supplement to Prospectus dated February 1, 2004
                            Class A, B and C Shares
                   (Replacing Supplement dated September 10, 2004)

1. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

2. The following disclosure is added under the heading "Principal Investment Risks":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions.
A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. Effective July 1, 2004, similar language under the heading "Sales Charge" was replaced in its entirety with the following:

Purchases of less than $250,000:

Class B Sales Charges

                                                            % deducted when
Holding period after purchase                               shares are sold
Through first year                                                5.00
Through second year                                               4.00
Through third year                                                3.00
Through fourth year                                               3.00
Through fifth year                                                2.00
Through sixth year                                                1.00
Longer than six years                                             0.00

Commission to financial advisors is 4.00%.

4. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. A Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

5. The section "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

PORTFOLIO MANAGERS
Harvey B. Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks:            Alexander S. Macmillan and Paul J. Berlinguet
Large-cap value stocks:             Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg
Mid-cap growth stocks:              Kenneth A. Korngiebel and Trent E. Nevills
Mid-cap value stocks:               Daniel K. Cantor, Diane L. Sobin and David I. Hoffman
Small-cap growth stocks:            Paul J. Berlinguet
Small-cap value stocks:             Stephen D. Barbaro
Real estate investment trusts:      David W. Jellison
Foreign securities:                 Penelope L. Burgess and Deborah F. Snee
Investment grade bonds:             Mark E. Newlin and Todd J. Mick
Non-investment grade bonds:         Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.


Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

Daniel K. Cantor, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has managed or co-managed that portion of the Fund since December, 2002. Mr. Cantor has been associated with Columbia Management or its predecessors since 1985. Effective November 1, 2004, Mr. Cantor will no longer be a co-manager for the Fund.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.

David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.

Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.

Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

Todd J. Mick, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

704-36/05IT-1004                                               October 7, 2004

                           Columbia Asset Allocation Fund
                                    (the "Fund")
                    Supplement to Prospectus dated February 1, 2004
                                   Class T & G Shares
                   (Replacing Supplement dated September 10, 2004)

1. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

2. The following disclosure is added under the heading "Principal Investment Risks":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. A Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.


Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

4. The section "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

PORTFOLIO MANAGERS
Harvey B. Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks:            Alexander S. Macmillan and Paul J. Berlinguet
Large-cap value stocks:             Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg
Mid-cap growth stocks:              Kenneth A. Korngiebel and Trent E. Nevills
Mid-cap value stocks:               Daniel K. Cantor, Diane L. Sobin and David I. Hoffman
Small-cap growth stocks:            Paul J. Berlinguet
Small-cap value stocks:             Stephen D. Barbaro
Real estate investment trusts:      David W. Jellison
Foreign securities:                 James M. McAlear
Investment grade bonds:             Mark E. Newlin and Todd J. Mick
Non-investment grade bonds:         Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

Daniel K. Cantor, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has managed or co-managed that portion of the Fund since December, 2002. Mr. Cantor has been associated with Columbia Management or its predecessors since 1985. Effective November 1, 2004, Mr. Cantor will no longer be a co-manager for the Fund.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.

David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.

Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.

Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

Todd J. Mick, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

704-36/053T-1004                                                October 7, 2004

                                Columbia Asset Allocation Fund
                                         (the "Fund")
                        Supplement to Prospectus dated February 1, 2004
                                         Class Z Shares
                        (Replacing Supplement dated September 10, 2004)

1. The following disclosure is added under the heading "Principal Investment Strategies":

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

2. The following disclosure is added under the heading "Principal Investment Risks":

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the Fund to receive taxable income, which could increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. For more information on the risks of derivative strategies, see the Statement of Additional Information.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that a Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. A Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.


Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

4. The section "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

PORTFOLIO MANAGERS Harvey B. Hirschhorn, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks:            Alexander S. Macmillan and Paul J. Berlinguet
Large-cap value stocks:             Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg
Mid-cap growth stocks:              Kenneth A. Korngiebel and Trent E. Nevills
Mid-cap value stocks:               Daniel K. Cantor, Diane L. Sobin and David I. Hoffman
Small-cap growth stocks:            Paul J. Berlinguet
Small-cap value stocks:             Stephen D. Barbaro
Real estate investment trusts:      David W. Jellison
Foreign securities:                 Penelope L. Burgess and Deborah F. Snee
Investment grade bonds:             Mark E. Newlin and Todd J. Mick
Non-investment grade bonds:         Jeffrey L. Rippey

Alexander S. Macmillan, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

Paul J. Berlinguet, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

Brian J. Cunningham, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

Gregory M. Miller, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

Richard Dahlberg, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

Kenneth A. Korngiebel, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

Trent E. Nevills, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June, 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 - 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 - 2000, and an equity analyst from 1997 - 1999.

Daniel K. Cantor, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has managed or co-managed that portion of the Fund since December, 2002. Mr. Cantor has been associated with Columbia Management or its predecessors since 1985. Effective November 1, 2004, Mr. Cantor will no longer be a co-manager for the Fund.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999. . David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.

Stephen D. Barbaro, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

David W. Jellison, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.

Penelope L. Burgess, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

                            COLUMBIA INTERNATIONAL EQUITY FUND
                                         (the "Fund")
                          Supplement to Prospectus dated February 1, 2004
                                   Class A, B and C Shares
                           (Replacing Supplement dated June 25, 2004)


1. The following risk disclosure is revised under the heading "Principal Investment Risks:"

Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

2. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:

Purchases of less than $250,000:

Class B Sales Charges

                                                               % deducted when
Holding period after purchase                                  shares are sold
Through first year                                                   5.00
Through second year                                                  4.00
Through third year                                                   3.00
Through fourth year                                                  3.00
Through fifth year                                                   2.00
Through sixth year                                                   1.00
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.


Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

4. The section entitled "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

Penelope L. Burgess, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

163-36/044T-1004                                               October 7, 2004

                                 COLUMBIA INTERNATIONAL EQUITY FUND
                                           (the "Fund")
                        Supplement to Prospectus dated February 1, 2004
                                     Class T and G Shares
                         (Replacing Supplement dated March 15, 2004)

1. The following risk disclosure is revised under the heading "Principal Investment Risks:"

     Market timers Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

2. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

     Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

     Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

     Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

3. The section entitled "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

     Penelope L. Burgess, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

     Deborah F. Snee, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

163-36/045T-1004                                                October 7, 2004

                                   COLUMBIA INTERNATIONAL EQUITY FUND
                                            (the "Fund")
                           Supplement to Prospectus dated February 1, 2004
                                          Class Z Shares
                           (Replacing Supplement dated March 15, 2004)

1. The following risk disclosure is revised under the heading "Principal Investment Risks:"

     Market timers Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

2. The disclosure under the heading "How to Exchange Shares" in revised in its entirety as follows:

     You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

     Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

     Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

     Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

     Redemption Fee. A redemption fee of 2% of redemption proceeds will be imposed on redemptions (including redemptions by exchange) of Class Z shares of the Fund that were owned for 60 days or less. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover the costs of short-term investments to the Fund and its long-term shareholders. The redemption fee will not apply to (i) shares purchased through reinvestment of dividends and distributions; (ii) shares redeemed by exchange into another fund distributed by Columbia Funds Distributor, Inc. that has a redemption fee or (iii) shares held for any client of Fleet National Bank or one of its subsidiaries through a discretionary asset management arrangement with Fleet National Bank or the subsidiary. In the case of 401(k) plans, the redemption fee is applied at the participant level or, for plans that are unable to apply the redemption fee at the participant level, the plan level. The Fund, in its sole discretion, may temporarily waive the redemption fee for 401(k) plans that are in the process of liquidating their Fund investments or adding the Fund as an investment option.

4. The section entitled "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

     Penelope L. Burgess, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

     Deborah F. Snee, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.


163-36/046T-1004                                               October 7, 2004



Deborah F. Snee, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.

Mark E. Newlin, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

Todd J. Mick, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

Jeffrey L. Rippey, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.

704-36/052T-1004                                               October 7, 2004